UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02351

Name of Registrant:	Western Asset Income Fund

Address of Principal Executive Offices:	385 East Colorado Boulevard, Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code:	(626) 844-9400

Date of fiscal year end:	12/31/2005

Date of reporting period:	06/30/2005

Item 1.	Report to Shareholders.

Western Asset Income Fund

Semi-Annual Report to Shareholders

June 30, 2005

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts) (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004
Net Asset Value	$151,712	$153,289
Per Share	$16.16	$16.33
Net Investment Income	$4,087	$8,805
Per Share	$0.44	$0.94
Dividends Paid:
Ordinary Income	$4,131	$8,756
Per Share	$0.44	$0.93
Capital Gains	$1,653	$4,882
Per Share	$0.18	$0.52

The Fund

Western Asset Income Fund (“WAIF” or the “Fund”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation WstAssetIncoFd.

Investment Policies

The Fund’s investment policies provide that its portfolio must be invested as follows:

•	At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan and Optional Cash Investment Service

WAIF and EquiServe Trust Company, N.A. (“EquiServe” or the “Agent”), as the Transfer Agent and Registrar of the Fund, offer two convenient ways to add shares of the Fund to your account. First, WAIF offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of WAIF unless the shareholder elects otherwise. Second, the Fund offers to registered shareholders (those who own shares in their own name on the Fund’s records) the option to purchase additional whole and partial shares of WAIF—the Optional Cash Investment Service (“Optional Cash Investment Service”).

Dividend Reinvestment Plan

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WAIF, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of WAIF stock through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by EquiServe in accordance with your instructions.

Semi-Annual Report to Shareholders

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of WAIF stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all participants in the Plan. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have his or her shares taken out of “street name” and re-register such shares in his or her own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

WAIF will pay all costs applicable to the Plan and Optional Cash Investment Service, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event WAIF determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (“IRS”) and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., c/o Computershare Investor Services P.O. Box 43010, Providence, RI 02940-3010—Investor Relations telephone number 1-866-290-4386.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Semi-Annual Report to Shareholders

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information regarding the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding the Fund’s voting of proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

PORTFOLIO DIVERSIFICATION

June 30, 2005

The pie chart and bar chart above represent the Fund’s assets as of June 30, 2005. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	97.8%

Corporate Bonds and Notes	71.8%

Aerospace/Defense	1.1%
L-3 Communications Corp.		7.625%	6/15/12	$275	$293
Raytheon Company		5.375%	4/1/13	905	943	A
Systems 2001 Asset Trust		6.664%	9/15/13	450	490	B

					1,726

Auto Parts and Equipment	0.2%
American Axle & Manufacturing Inc.		5.250%	2/11/14	300	264	A

Automotive	1.0%
Ford Motor Company		7.450%	7/16/31	600	501	A
Ford Motor Company		8.900%	1/15/32	260	237	A
General Motors Corporation		8.250%	7/15/23	190	157	A
General Motors Corporation		8.375%	7/15/33	760	635	A

					1,530

Banking and Finance	9.9%
AIFUL Corporation		4.450%	2/16/10	455	450	B
Boeing Capital Corporation		5.800%	1/15/13	150	163
Ford Motor Credit Company		6.625%	6/16/08	3,010	2,973
Ford Motor Credit Company		7.375%	10/28/09	1,425	1,392
Ford Motor Credit Company		7.375%	2/1/11	510	497
Ford Motor Credit Company		7.250%	10/25/11	1,615	1,554
Ford Motor Credit Company		7.000%	10/1/13	70	67	A
Fuji Co., Ltd.		9.870%	12/31/49	620	702	B
General Motors Acceptance Corporation		6.125%	2/1/07	570	566
General Motors Acceptance Corporation		6.125%	8/28/07	3,190	3,157	A
General Motors Acceptance Corporation		6.311%	11/30/07	110	107
General Motors Acceptance Corporation		5.625%	5/15/09	510	478
HSBC Finance Corporation		4.750%	4/15/10	1,790	1,815
International Lease Finance Corporation		6.375%	3/15/09	330	349
SB Treasury Company LLC		9.400%	12/29/49	600	673B

					14,943

Banks	1.9%
Bank of America Corporation		3.375%	2/17/09	1,075	1,048	A
Bank of America Corporation		7.800%	9/15/16	250	312
BankAmerica Capital		3.711%	1/15/27	215	206	C
Chase Capital II		3.710%	2/1/27	725	677	C
RBS Capital Trust III		5.512%	9/29/49	570	592	B

					2,835

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Building Materials	0.5%
American Standard, Inc.		8.250%	6/1/09	$500	$565
Nortek, Inc.		8.500%	9/1/14	225	209

					774

Cable	1.4%
Comcast Corporation		7.050%	3/15/33	160	189
Cox Communications, Inc.		4.625%	1/15/10	510	509
CSC Holdings Inc.		7.250%	7/15/08	700	702
TCI Communications, Inc.		8.750%	8/1/15	160	205
Tele-Communications, Inc.		9.800%	2/1/12	375	477

					2,082

Casino Resorts	0.4%
Caesars Entertainment Inc.		8.125%	5/15/11	250	287
Harrah’s Operating Company, Inc.		5.500%	7/1/10	340	351

					638

Chemicals	0.9%
FMC Corporation		10.250%	11/1/09	265	299
The Dow Chemical Company		7.375%	11/1/29	800	1,033

					1,332

Computer Services and Systems	0.7%
Electronic Data Systems Corporation		7.125%	10/15/09	600	646	A
Electronic Data Systems Corporation		7.450%	10/15/29	420	447

					1,093

Containers and Packaging	0.1%
Graphic Packaging International Corp.		9.500%	8/15/13	200	202

Diversified Financial Services	2.9%
AIG SunAmerica Global Financing VI		6.300%	5/10/11	1,880	2,049	B
Beaver Valley Funding Corp.		9.000%	6/1/17	300	356
Capital One Bank		5.750%	9/15/10	310	327
Capital One Bank		6.500%	6/13/13	330	363
Capital One Financial Corporation		8.750%	2/1/07	350	374
Capital One Financial Corporation		7.125%	8/1/08	90	96	A
General Electric Capital Corporation		6.750%	3/15/32	225	278
iStar Financial Inc.		5.375%	4/15/10	230	233
iStar Financial Inc.		6.000%	12/15/10	230	239
Mizuho Preferred Capital Corp. LLC		8.790%	12/29/49	110	121	B

					4,436

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Electric	2.0%
AEP Texas Central Company		5.500%	2/15/13	$420	$440
American Electric Power Company, Inc.		5.250%	6/1/15	490	506	A
Dominion Resources, Inc.		5.125%	12/15/09	210	216
FirstEnergy Corp.		6.450%	11/15/11	60	65
FirstEnergy Corp.		7.375%	11/15/31	710	868
System Energy Resources, Inc.		4.875%	10/1/07	380	384
Tampa Electric Company		6.375%	8/15/12	145	160
The AES Corporation		9.500%	6/1/09	39	43	A
The Cleveland Electric Illuminating Company		5.650%	12/15/13	300	316

					2,998

Energy	6.6%
Alabama Power Company		3.125%	5/1/08	360	351
Calpine Generating Company, LLC		11.500%	4/1/11	35	31
Calpine Generating Company, LLC		12.390%	4/1/11	45	41	C
CenterPoint Energy, Inc.		6.850%	6/1/15	1,150	1,287
DTE Energy Company		6.375%	4/15/33	330	361
Exelon Corporation		6.750%	5/1/11	1,500	1,666
MidAmerican Energy Holdings Company		5.875%	10/1/12	500	531
Pacific Gas and Electric Company		6.050%	3/1/34	1,890	2,083
Peabody Energy Corporation		6.875%	3/15/13	285	302
Sempra Energy		3.754%	5/21/08	635	636	C
TXU Corp.		6.375%	6/15/06	750	762
TXU Corp.		6.550%	11/15/34	520	511	A,B
TXU Energy Co.		3.920%	1/17/06	125	125	C
TXU Energy Co.		6.125%	3/15/08	500	519
TXU Energy Co.		7.000%	3/15/13	370	413
Xcel Energy, Inc.		7.000%	12/1/10	350	389

					10,008

Environmental Services	0.3%
Waste Management, Inc.		7.375%	5/15/29	415	499

Food, Beverage and Tobacco	2.5%
Altria Group, Inc.		7.000%	11/4/13	305	342
Altria Group, Inc.		7.750%	1/15/27	340	408
Domino's, Inc.		8.250%	7/1/11	200	213
Kraft Foods Inc.		6.250%	6/1/12	75	82
Nabisco Incorporated		7.550%	6/15/15	650	791
R.J. Reynolds Tobacco Holdings, Inc.		7.250%	6/1/12	1,360	1,384	A
Tyson Foods, Inc.		7.000%	1/15/28	500	570	A

					3,790

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Gas and Pipeline Utilities	2.4%
Dynegy Holdings Inc.		6.875%	4/1/11	$1,300	$1,284	A
Dynegy Holdings Inc.		8.750%	2/15/12	735	801	A
The Williams Companies, Inc.		7.500%	1/15/31	102	110
The Williams Companies, Inc.		8.750%	3/15/32	1,250	1,502

					3,697

Health Care	1.1%
Tenet Healthcare Corporation		6.375%	12/1/11	1,465	1,395	A
Tenet Healthcare Corporation		6.875%	11/15/31	250	210

					1,605

Homebuilding	0.4%
D.R. Horton, Inc.		5.250%	2/15/15	410	397	A
Pulte Homes, Inc.		6.250%	2/15/13	145	155	A

					552

Insurance	0.2%
Willis Group North America		5.125%	7/15/10	280	282

Investment Banking/Brokerage	2.4%
J.P. Morgan Capital Trust II		7.950%	2/1/27	150	163	A
J.P. Morgan Chase & Co.		5.125%	9/15/14	2,100	2,148	A
Merrill Lynch & Co., Inc.		5.000%	1/15/15	60	61	A
Morgan Stanley		4.750%	4/1/14	500	493
The Goldman Sachs Group, Inc.		6.345%	2/15/34	755	818

					3,683

Lodging/Hotels	0.4%
Hilton Hotels Corporation		7.625%	12/1/12	450	520	A

Machinery	0.3%
Case New Holland Incorporated		9.250%	8/1/11	275	289	B
Case New Holland Incorporated		9.250%	8/1/11	200	210	B

					499

Media	4.3%
AMFM Inc.		8.000%	11/1/08	210	226	A
Clear Channel Communications, Inc.		5.500%	9/15/14	915	868
Liberty Media Corporation		4.910%	9/17/06	455	458	C
Liberty Media Corporation		7.875%	7/15/09	750	800
Liberty Media Corporation		8.500%	7/15/29	130	131	A
Liberty Media Corporation		8.250%	2/1/30	65	65	A
News America, Inc.		6.550%	3/15/33	545	591

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Media—Continued
News America, Inc.		6.200%	12/15/34	$160	$168
Readers Digest Association, Inc.		6.500%	3/1/11	300	304
Sinclair Broadcast Group, Inc.		8.750%	12/15/11	210	221
Time Warner Entertainment Company, L.P.		8.375%	7/15/33	680	902
Time Warner Inc.		6.150%	5/1/07	390	403
Time Warner Inc.		6.875%	5/1/12	270	305
Time Warner Inc.		7.700%	5/1/32	430	544
Viacom Inc.		5.625%	8/15/12	520	532

					6,518

Medical Care Facilities	1.6%
Coventry Health Care, Inc.		5.875%	1/15/12	400	407
HCA, Inc.		5.250%	11/6/08	105	105
HCA, Inc.		7.875%	2/1/11	250	275
HCA, Inc.		6.300%	10/1/12	180	185
HCA, Inc.		6.250%	2/15/13	690	705
HCA, Inc.		5.750%	3/15/14	305	304
Health Care REIT, Inc.		8.000%	9/12/12	370	432

					2,413

Oil and Gas	6.2%
Amerada Hess Corporation		7.300%	8/15/31	1,440	1,737
Conoco Inc.		6.950%	4/15/29	90	113
ConocoPhillips		4.750%	10/15/12	200	205
Devon Energy Corporation		7.950%	4/15/32	350	460
El Paso Corporation		7.625%	8/16/07	300	308	B
El Paso Corporation		7.800%	8/1/31	2,000	1,945
Kerr-McGee Corporation		7.875%	9/15/31	1,315	1,497
Occidental Petroleum Corporation		6.750%	1/15/12	1,000	1,132
Ocean Energy Inc.		4.375%	10/1/07	430	430
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	445	451
Valero Energy Corporation		6.875%	4/15/12	215	240
Vintage Petroleum, Inc.		7.875%	5/15/11	250	264
XTO Energy, Inc.		6.250%	4/15/13	560	606

					9,388

Paper and Forest Products	1.9%
Georgia-Pacific Corporation		8.000%	1/15/24	250	288
Georgia-Pacific Corporation		9.500%	12/1/11	325	392	A
International Paper Company		5.500%	1/15/14	490	500
Weyerhaeuser Company		6.750%	3/15/12	995	1,095
Weyerhaeuser Company		7.375%	3/15/32	540	637

					2,912

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Photo Equipment and Supplies	0.5%
Eastman Kodak Company		3.625%	5/15/08	$375	$361	A
Eastman Kodak Company		7.250%	11/15/13	345	363	A

					724

Real Estate	0.2%
Forest City Enterprises, Inc.		7.625%	6/1/15	225	241
Socgen Real Estate Co. LLC		1.000%	12/29/49	80	85	A,B

					326

Retail	0.2%
Toys "R" Us, Inc.		6.875%	8/1/06	350	355	A

Special Purpose	13.3%
Ahold Finance USA, Inc.		8.250%	7/15/10	355	391
ASIF Global Financing XIX		4.900%	1/17/13	410	416	B
Conoco Funding Company		6.350%	10/15/11	470	520
DaimlerChrysler NA Holding Corporation		3.859%	9/10/07	1,570	1,570	C
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	415	464
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	160	173
Duke Capital Corporation		6.250%	2/15/13	1,200	1,295	A
NiSource Finance Corp.		3.200%	11/1/06	375	371
PNPP II Funding Corporation		9.120%	5/30/16	2,425	2,911	A
Qwest Capital Funding, Inc.		7.250%	2/15/11	1,150	1,101	A
Rabobank Capital Funding Trust II		5.260%	12/31/49	115	118
Rabobank Capital Funding Trust III		5.254%	12/29/49	1,145	1,175	B
Reed Elsevier Capital Inc.		4.625%	6/15/12	900	896
Sithe Independence Funding Corporation		9.000%	12/30/13	1,500	1,614
Sprint Capital Corporation		8.750%	3/15/32	1,420	1,975
TCI Communications Financing III		9.650%	3/31/27	3,000	3,399
The Williams Companies, Inc. Credit Certificate Trust		6.750%	4/15/09	1,740	1,801	B

					20,190

Telecommunications	1.7%
BellSouth Corporation		4.750%	11/15/12	320	322
Emmis Operating Company		6.875%	5/15/12	250	248
Qwest Communications International Inc.		7.500%	2/15/14	850	804	B
Qwest Corporation		6.875%	9/15/33	1,000	866
Verizon New York Inc.		6.875%	4/1/12	340	376

					2,616

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Telecommunications (Cellular/Wireless)	1.4%
AT&T Wireless Services Inc.		7.500%	5/1/07	$500	$529
AT&T Wireless Services Inc.		8.125%	5/1/12	155	186
AT&T Wireless Services Inc.		8.750%	3/1/31	475	666
Motorola, Inc.		7.625%	11/15/10	350	401
Nextel Communications, Inc.		5.950%	3/15/14	88	91
Nextel Communications, Inc.		7.375%	8/1/15	285	308

					2,181

Transportation	0.9%
Continental Airlines, Inc.		6.545%	2/2/19	181	182
Continental Airlines, Inc.		7.256%	3/15/20	242	244
Delta Air Lines, Inc.		7.570%	11/18/10	40	38
Delta Air Lines, Inc.		6.417%	7/2/12	400	421
Delta Air Lines, Inc.		6.718%	7/2/24	282	296
Northwest Airlines Corporation		7.575%	3/1/19	84	85
United Airlines, Inc.		7.783%	1/1/14	102	94

					1,360

Total Corporate Bonds and Notes (Identified Cost—$103,683)					108,971
Mortgage-Backed Securities	0.8%
Glendale Federal Savings Bank 1978-A		9.125%	1/25/08	8	8
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	1,170	1,196

Total Mortgage-Backed Securities (Identified Cost—$1,178)					1,204
U.S. Government and Agency Obligations	3.0%

Fixed Rate Securities	0.8%
United States Treasury Notes		3.750%	3/31/07	315	315	A
United States Treasury Notes		3.375%	2/15/08	870	864	A
United States Treasury Notes		4.000%	2/15/15	5	5	A

					1,184

Indexed Securities	2.2%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	3,358	3,275	A,E

Total U.S. Government and Agency Obligations (Identified Cost—$4,505)					4,459

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage-Backed Securities	0.1%
Fannie Mae		8.000%	4/25/06	$18	$19
Fannie Mae		11.500%	11/1/17	24	27
Fannie Mae		14.000%	2/1/18	22	26
Freddie Mac		10.250%	5/1/09	24	26

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$91)					98
Yankee BondsF	22.1%

Banking and Finance	1.7%
Corporacion Andina de Fomento		3.520%	1/26/07	470	470	C
HBOS Capital Funding LP		6.071%	6/30/49	560	605	B
HBOS Treasury Services plc		4.000%	9/15/09	420	417	B
Mizuho Financial Group, Inc.		5.790%	4/15/14	1,100	1,157	B

					2,649

Cable	0.2%
British Sky Broadcasting Group plc		6.875%	2/23/09	330	355

Diversified Financial Services	0.5%
Encana Holdings Finance Corp		5.800%	5/1/14	770	826

Electric	0.5%
Empresa Nacional de Electricidad S.A.		8.500%	4/1/09	670	745	A

Foreign Governments	10.2%
Federative Republic of Brazil		14.500%	10/15/09	180	234	A
Federative Republic of Brazil		12.000%	4/15/10	210	255	A
Federative Republic of Brazil		4.313%	4/15/12	148	143	C
Federative Republic of Brazil		4.313%	4/15/12	231	222	C
Federative Republic of Brazil		8.000%	4/15/14	2,385	2,443	A
Federative Republic of Brazil		11.000%	8/17/40	340	409	A
Quebec Province		7.220%	7/22/36	650	998	D
Republic of Bulgaria		8.250%	1/15/15	20	25	B
Republic of Bulgaria		8.250%	1/15/15	508	638	B
Republic of Chile		3.587%	1/28/08	150	151	C
Republic of Colombia		10.500%	7/9/10	170	202	A
Republic of Colombia		11.750%	2/25/20	290	382
Republic of Panama		9.625%	2/8/11	120	143
Republic of Panama		10.750%	5/15/20	230	312	A
Republic of Panama		9.375%	1/16/23	130	160

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Foreign Governments—Continued
Republic of Peru		5.000%	3/7/17	$294	$280	D
Republic of Peru		8.750%	11/21/33	230	259
Republic of South Africa		7.375%	4/25/12	250	288	A
Republic of South Africa		6.500%	6/2/14	260	290
Russian Federation		5.000%	3/31/30	1,950	2,177	D
Russian Ministry of Finance		3.000%	5/14/06	80	79
United Mexican States		8.375%	1/14/11	1,290	1,501
United Mexican States		11.500%	5/15/26	960	1,541	A
United Mexican States		8.300%	8/15/31	340	423
United Mexican States		7.500%	4/8/33	1,660	1,905

					15,460

Insurance	1.0%
Axa		8.600%	12/15/30	550	749
Oil Insurance Ltd		5.150%	8/15/33	220	222	B
XL Capital Ltd.		5.250%	9/15/14	500	507

					1,478

Manufacturing (Diversified)	1.1%
Tyco International Group SA		6.375%	10/15/11	1,450	1,593

Oil and Gas	1.4%
Gazprom		9.625%	3/1/13	50	61	B
Gazprom		9.625%	3/1/13	20	25
Petrobras International Finance Company (PIFCO)		9.750%	7/6/11	345	409
Petroliam Nasional Berhad		7.625%	10/15/26	1,260	1,602	B

					2,097

Special Purpose	2.7%
Deutsche Telekom International Finance BV		8.750%	6/15/30	500	677
Petrozuata Finance, Inc.		8.220%	4/1/17	3,205	3,005	B
UFJ Finance Aruba AEC		6.750%	7/15/13	355	396

					4,078

Telecommunications	2.2%
British Telecommunications plc		8.875%	12/15/30	330	466
France Telecom SA		8.750%	3/1/31	560	781
Tele Norte Leste Participacoes S.A.		8.000%	12/18/13	410	422	A
Telecom Italia Capital S.p.A.		5.250%	11/15/13	750	762
Telecom Italia Capital S.p.A.		4.950%	9/30/14	695	688	B
Telus Corporation		7.500%	6/1/07	250	264

					3,383

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		6.375%	3/1/14	$300	$305

Utilities	0.4%
United Utilities plc		5.375%	2/1/19	580	587

Total Yankee Bonds (Identified Cost—$30,149)					33,556
Total Long-Term Securities (Identified Cost—$139,606)					148,288
Investment of Collateral from Securities Lending
State Street Navigator Securities Lending Prime Portfolio	17.7%			26,910 shs	26,910

Total Investment of Collateral From Securities Lending (Identified Cost—$26,910)					26,910
Short-Term Securities	0.5%
Repurchase Agreements	0.5%
Merrill Lynch Government Securities, Inc. 3.2%, dated 6/30/05, to be repurchased at $809 on 7/1/05 (Collateral: $785 Tennessee Valley Authority bonds, 4.875%, due 12/15/16, value $831)				$809	809

Total Short-Term Securities (Identified Cost—$809)					809

Total Investments (Identified Cost—$140,415)	116.0%				176,007
Obligation to Return Collateral For Securities Loaned	(17.7)%				(26,910)
Other Assets Less Liabilities	1.7%				2,615

Net Assets	100.0%				$151,712

A	All or a portion of this security is on loan. See Note 3 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 12.6% of net assets.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2005.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

Assets:
Investment securities at market value (Identified Cost—$166,515)A		$175,198
Short-term securities at market value (Identified Cost—$809)		809
Cash		1,134
Interest receivable		2,257
Other assets		14

Total Assets		179,412

Liabilities:
Payable for securities purchased	$585
Accrued advisory fee	63
Obligation to return collateral for securities loaned	26,910
Accrued expenses	142

Total Liabilities		27,700

Net Assets Applicable to Common Shareholders		$151,712

Summary of Stockholders’ Equity:
Common stock, par value $.01 per share: authorized 20,000 shares; 9,389 issued and outstanding shares		$94
Additional paid-in capital		141,896
Under/(over) distributed net investment income		131
Accumulated net realized gain/(loss) on investments		908
Unrealized appreciation/(depreciation) of investments		8,683

Net assets applicable to outstanding common stock		$151,712

Net asset value per common share ($151,712÷9,389) common shares issued and outstanding		$16.16

A	Market value of securities on loan is $26,368.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF OPERATIONS

(Amounts in Thousands) (Unaudited)

Western Asset Income Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2005
Investment Income:
Interest income	$4,646

Expenses:
Advisory fees	390
Custodian fees	32
Audit and legal fees	42
Directors’ fees and expenses	7
Registration fees	13
Reports to shareholders	44
Taxes, other than federal income taxes	19
Transfer agent and shareholder serving expense	19
Other	5

571
Less: Fees waived	(12)
Compensating balance credits	—A

Total expenses, net of waivers and compensating balance credits	559

Net Investment Income	4,087

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	934
Unrealized appreciation/(depreciation) of investments	(814)

Net Realized and Unrealized Gain/(Loss) on Investments	120

Change in Net Assets Resulting From Operations	$4,207

A Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Western Asset Income Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
Operations:	(Unaudited)
Net investment income	$4,087	$8,805
Net realized gain/(loss) on investments	934	6,443
Increase/(decrease) in unrealized appreciation of investments	(814)	(3,460)

Change in net assets resulting from operations	4,207	11,788

Distributions to shareholders from:
Net investment income	(4,131)	(8,756)
Net realized gain on investments	(1,653)	(4,882)

Total increase/(decrease)	(1,577)	(1,850)

Net Assets:
Beginning of period	153,289	155,139

End of period	$151,712	$153,289

Undistributed net investment income	$131	$175

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEARS ENDED DECEMBER 31,
2004	2003	2002	2001	2000
Per Share Operating Performance:	(Unaudited)
Net asset value, beginning of period	$16.33	$16.52	$15.04	$15.12	$14.84	$14.54

Net investment income	.44	.94	.92	1.00	1.03	1.08
Net realized and unrealized gain/(loss) on investments	.01	.32	1.54	(.08)	.31	.29

Total from investment operations	.45	1.26	2.46	.92	1.34	1.37

Distributions paid from:
Net investment income	(.44)	(.93)	(.98)	(1.00)	(1.06)	(1.07)
Net realized gain on investments	(.18)	(.52)	—	—	—	—

Total distributions	(.62)	(1.45)	(.98)	(1.00)	(1.06)	(1.07)

Net asset value, end of period	$16.16	$16.33	$16.52	$15.04	$15.12	$14.84

Market value per share, end of year	$15.00	$15.44	$15.35	$14.35	$14.56	$13.50

Total Return:
Based on net asset value per share	2.82	%A	8.50%	17.13%	6.35%	9.45%	10.73%
Based on market value per share	1.26	%A	10.41%	14.07%	5.38%	15.86%	23.34%

Ratios To Average Net Assets:
Expenses	.75	%B	.76%	.94%	.80%	.77%	.78%
Net investment income	5.46	%B	5.71%	5.78%	6.75%	6.66%	7.48%

Supplemental Data:
Portfolio turnover rate	43	%A	81%	47%	43%	116%	78%
Net assets at end of period (in thousands)	$151,7	12	$153,28	9	$155,13	9	$141,23	8	$141,93	2	$139,34	4

A	Not annualized
B	Annualized

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

Note 1—Organization and Significant Accounting Policies:

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company. The significant accounting policies of the Fund which are in accordance with U.S. generally accepted accounting principles, include the following:

(a) Cash—Cash includes demand deposits held with the Fund’s custodian and does not include short-term investments.

(b) Security Valuation—Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value pursuant to procedures adopted by the Board of Directors. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

(c) Investments—Security transactions are recorded on the trade date. Investment securities owned at June 30, 2005, are reflected in the accompanying Portfolio of Investments at their value on June 30, 2005. In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly making a market in the security, unless such prices can be obtained from only a single market maker. Securities for which market quotations are not readily available are valued at fair value as described above. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

The net realized gain or loss on investment transactions is determined for federal income tax and financial reporting purposes on the basis of identified cost. Purchases and sales of securities other than short-term and U.S. government securities for the six months ended June 30, 2005, aggregated $33,016 and $24,775, respectively. Purchases and sales of U.S. government securities for the six months ended June 30, 2005, were $32,434 and $38,501, respectively.

(d) Repurchase Agreements—The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

(e) Compensating Balance Credits—The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2005, the Fund earned compensating balance credits of less than $1.

(f) Recognition of income, expenses and distributions to shareholders—The Fund accrues interest income and expenses on a daily basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

(g) Federal income taxes—No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its

Semi-Annual Report to Shareholders

shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2005, the Fund has no capital loss carryforwards.

(h) Use of estimates—Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i) Foreign currency translation—Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

(j) Other—In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2—Investment Advisory Agreement and Affiliated Persons:

The Fund has entered into an investment advisory agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000 and 0.40% of such net assets in excess of $60,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser will reimburse the Fund for any excess. No expense reimbursement is due for the six months ended June 30, 2005.

Western Asset Management Company Limited (“WAML”) provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

Under the terms of an Administrative Services Agreement among the Fund, the Adviser, and Legg Mason Fund Adviser, Inc. (the “Administrator”), the Adviser (not the Fund) pays the Administrator a monthly fee of $3, an annual rate of $36.

Note 3—Securities Loaned:

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At June 30, 2005, the market value of the securities on loan to broker-dealers was $26,368, for which the Fund received collateral of $26,910 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s schedule of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Note 4—Forward Currency Exchange Contracts:

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Fund as an unrealized gain or loss.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2005, there were no open forward currency exchange contracts.

Note 5—Director Compensation (dollar amounts are not in thousands):

Each Director receives an aggregate fee of $50,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Each Director also receives a fee of $5,000 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in a telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $20,000 per year for serving in such capacities. Audit Committee members receive an annual fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive an annual fee of $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund according to each such investment company’s average net assets.

Note 6—Common Shares

Of the 9,389 shares of common stock outstanding, Western Asset Management Company and affiliated shareholders own 208 shares.

Note 7—Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 10, 2005. Of the 9,389 common shares outstanding, the following shares were voted in the meeting:

	For	Withheld
Election of Directors:
Ronald J. Arnault	7,866	150
John E. Bryson	7,853	163
Anita L. DeFrantz	7,833	182
Ronald L. Olson	7,844	171
William E.B. Siart	7,869	147
Louis A. Simpson	7,869	147
Jaynie Miller Studenmund	7,833	183

	For	Against	Abstain
Approval of amendment to the Fund’s Certificate of Incorporation In order to change the name of the Fund to “Western Asset Income Fund”	7,606	260	150

Western Asset Income Fund

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

John E. Bryson

Anita L. DeFrantz

Ronald L. Olson

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann, President

Scott F. Grannis, Vice President

Ilene S. Harker, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Erin K. Morris, Assistant Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

155 Bishopsgate

London, England EC2N3TY

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, NY 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

EquiServe Trust Company, N.A.

c/o Computershare Investor Services

P.O. Box 43010

Providence, RI 02940-3010

Western Asset Income Fund

P.O. Box 983

Pasadena, California 91105

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-SAR-05

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund

Date: August 29, 2005

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Accounting and Financial Officer
Western Asset Income Fund

Date: August 24, 2005